Capital Cash Management Trust
                         380 Madison Avenue, Suite 2300
                               New York, NY 10017
                                  212-697-6666
                                  800-228-7496


Original Shares
Prospectus                                                   October 31, 2001
                                                             As Supplemented
                                                             January 9, 2002

         Capital Cash Management Trust consists of two separate portfolios:

     Capital Cash Management Trust (the "Cash Fund") is a general purpose money-market mutual fund which invests in short-term "money-market" securities.

     Capital Cash U.S. Government Securities Trust (the "Government Securities Fund") is a money-market mutual fund which invests in short-term direct obligations of the United States Treasury, in other obligations issued or guaranteed by agencies or instrumentalities of the United States Government and in certain repurchase agreements secured by U.S. government securities.

         For purchase, redemption or account inquiries contact the Funds' Shareholder Servicing Agent:

                           PFPC Inc.
                           400 Bellevue Parkway
                           Wilmington, DE 19809
                           Call 800-952-6666 toll free

                           For general inquiries & yield information, Call 800-228-7496 toll free or 212-697-6666

The Securities and Exchange Commission has not approved or disapproved the Funds' securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
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TABLE OF CONTENTS

The Cash Fund: Objective, Investment
  Strategies, Main Risks......................2
Risk/Return Bar Chart and Performance
  Table.......................................4
Fees and Expenses ............................5
The Government Securities Fund: Objective,
  Investment Strategies, Main Risks...........6
Fees and Expenses.............................8
Management of the Funds.......................9
Net Asset Value per Share.....................9
Purchases ....................................10
Redeeming Your Investment.....................13
Distribution Arrangements.....................17
Dividends.....................................18
Financial Highlights..........................20

The Cash Fund: Objective, Investment Strategies, Main Risks

"What is the Cash Fund's objective?"

     The objective of the Cash Fund is to achieve a high level of current income, stability and liquidity for investors' cash assets by investing in a diversified portfolio of short-term "money-market" securities meeting specific quality standards.


"What are the Cash Fund's investment strategies?"

     The Cash Fund seeks to attain this objective by investing in short-term money-market securities denominated in U.S. dollars that are of high quality and present minimal credit risks.

     Under the current management policies, the Cash Fund invests only in the following types of obligations:

     (1) U.S. government securities or obligations guaranteed by the U.S. government or its agencies or instrumentalities.

     (2) Bank obligations and instruments secured by them. ("Banks" include commercial banks, savings banks and savings and loan associations and include foreign banks and foreign branches of United States banks.)

     (3) Short-term corporate debt known as "commercial paper."

     (4) Corporate debt obligations (for example, bonds and debentures). Debentures are a form of unsecured corporate debt.

     (5) Variable amount master demand notes which are repayable on not more than 30 days' notice.

     (6) Repurchase agreements.

         The Cash Fund seeks to maintain a net asset value of $1.00 per share.

     In general, not more than 5% of the Cash Fund's net assets can be invested in the securities of any issuer.

     The dollar weighted average maturity of the Cash Fund will be 90 days or less and the Cash Fund may buy only those instruments that have a remaining maturity of 397 days or less.

     Securities the Cash Fund buys must present minimal credit risks and at the time of purchase be rated in the two highest rating categories for short-term securities by any two of the nationally recognized statistical rating organizations ("NRSROs") or, if they are unrated, they must be determined by the Board of Trustees to be of comparable quality. Some securities may have third-party guarantees to meet these rating requirements.

     STCM  Management  Company,   Inc.  (the  "Adviser")  seeks  to  develop  an
appropriate portfolio by considering the differences among securities of different issuers, yields, maturities and market sectors.

     The Cash Fund may change any of its management policies without shareholder approval.

  "What are the main risks of investing in the Cash Fund?"

     Although the Cash Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Cash Fund.

     Investment in the Cash Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

     Because variable amount master demand notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that they will be traded, and there is no secondary market for them. Variable amount master demand notes repayable in more than seven days are securities which are not readily marketable, and fall within the Cash Fund's overall 10% limitation on securities which are illiquid. These notes are also subject to credit risk.

     Repurchase agreements involve some risk to the Cash Fund if the other party does not fulfill its obligations under the agreement.

     The value of money-market instruments tends to fall if prevailing interest rates rise.

     Corporate bonds and debentures are subject to interest rate and credit risks.

     Interest rate risk relates to fluctuations in market value arising from changes in interest rates. If interest rates rise, the value of debt securities will normally decline. All fixed-rate debt securities, even the most highly rated, are subject to interest rate risk. Credit risk relates to the ability of the particular issuers of the obligations the Cash Fund owns to make periodic interest payments as scheduled and ultimately repay principal at maturity.

     Investments in foreign banks and foreign branches of United States banks involve certain risks. Foreign banks and foreign branches of domestic banks may not be subject to regulations that meet U.S. standards. Investments in foreign banks and foreign branches of domestic banks may also be subject to other risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, the seizure or nationalization of foreign deposits and the establishment of exchange controls or other restrictions.

                                    Cash Fund
                   Risk/Return Bar Chart and Performance Table

The bar chart and table shown below provide an indication of the risks of investing in the Cash Fund's Original Shares by showing changes in the Cash Fund's performance from year to year over a 10-year period and by showing the Cash Fund's average annual returns for one year, five years, ten years and the period since inception. How the Cash Fund has performed in the past is not necessarily an indication of how the Cash Fund will perform in the future.


[Bar Chart]
Annual Total Returns (Original Shares)
1991-2000


10%

8%

6%  5.77                                         6.05
    XXXX                5.57      5.16 5.23 4.79 XXXX
4%  XXXX 3.61      3.94 XXXX 5.02 XXXX XXXX XXXX XXXX
    XXXX XXXX 2.94 XXXX XXXX XXXX XXXX XXXX XXXX XXXX
2%  XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX
    XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX
0%  XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX

   1991 1992 1993 1994 1995 1996 1997 1998 1999 2000
                     Calendar Years


During the 10-year period shown in the bar chart, the highest return for a quarter was 1.63% (quarter ended March 31, 1991) and the lowest return for a quarter was 0.72% (quarter ended June 30, 1993).

The year-to-date (from January 1, 2001 to September 30, 2001) total return was 3.14%.

                     Average Annual Total Return


For the period ended
December 31, 2000
                                                 Since
                  1 Year   5 Years  10 Years    Inception

  Capital Cash
Management Trust - Original Shares

                   6.05%     5.25%    4.80%      7.05%*


* From commencement of operations on July 8, 1974.

Please call (800) 228-7496 toll free to obtain the Cash Fund's most current seven-day yield.

                                    Cash Fund
                          Fees and Expenses of the Fund
                                (Original Shares)

This table describes the fees and expenses that you may pay if you buy and hold Original Shares of the Cash Fund.

Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charge (Load)
Imposed on Purchases.........................0.00%
Maximum Deferred Sales Charge (Load).........0.00%
Maximum Sales Charge (Load) Imposed
on Reinvested Dividends......................0.00%
Redemption Fees..............................0.00%
Exchange Fees................................0.00%

Annual Fund Operating Expenses (expenses that are deducted from the Fund's assets)

Management Fee  .............................0.20%
Distribution (12b-1) Fee....                 0.00%
All Other Expenses:
 Administration Fee.   ................0.15%
 Other Expenses........................3.10%
 Total All Other Expenses....................3.25%
Total Annual Fund Operating Expenses   ......3.45%
Fee Waivers and Expense Reimbursements (1)...3.05%
Net Expenses(1)..............................0.40%

(1) The Administrator has contractually undertaken to waive fees and/or reimburse Fund expenses during the period July 1, 2001 through June 30, 2002 so that total Fund expenses for Original Shares of the Cash Fund will not exceed 0.40%.

Example

This Example is intended to help you compare the cost of investing in Original Shares of the Cash Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Original Shares of the Cash Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all dividends and distributions, and that the Cash Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                      1 year   3 years   5 years    10 years

                      $41(2)    $774     $1,530      $3,524

(2) Absent fee waivers and reimbursements, 1-year expenses would be $348 and, accordingly, the expenses for 3, 5 and 10 years would be higher as well.

The Government Securities Fund: Objective, Investment Strategies, Main Risks

"What is the Government Securities Fund's objective?"

     The objective of the Government Securities Fund is to provide safety of principal while achieving as high a level as possible of liquidity and of current income.

"What are the Government Securities Fund's investment strategies?"

     The Government Securities Fund seeks to attain this objective by investing only in short-term direct obligations of the United States Treasury, in other obligations issued or guaranteed by agencies or instrumentalities of the United States Government (with remaining maturities of one year or less) and in certain repurchase agreements secured by U.S. government securities.

     Under the current management policies, the Government Securities Fund invests only in the following types of obligations:

U. S. Treasury Obligations

     The U.S. Treasury issues various types of marketable securities, consisting of bills, notes, bonds, and certificates of indebtedness, which are all direct obligations of the U.S. government backed by its "full faith and credit" and which differ primarily in the length of their maturity. The Fund may also invest in separately traded principal and interest components of securities issued by the United States Treasury. The principal and interest components of selected securities are traded independently under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS"). Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently. These instruments may experience more market volatility than regular treasury securities.

Other U.S. Government Securities

     U.S. government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Farmers Home Administration, Federal Farm Credit System, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Housing Administration, Federal National Mortgage Association, Financing Corporation, Government National Mortgage Association, Resolution Funding Corporation, Small Business Administration, Student Loan Marketing Association and the Tennessee Valley Authority.

     Securities issued or guaranteed by U.S. government agencies and instrumentalities are not always supported by the full faith and credit of the United States. Some, such as securities issued by the Federal Home Loan Banks, are backed by the right of the agency or instrumentality to borrow from the U.S. Treasury. Others, such as securities issued by the Federal National Mortgage Association, are supported only by the credit of the instrumentality and not by the U.S. Treasury. If the securities are not backed by the full faith and credit of the United States, the owner of the securities must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment. The Government Securities Fund will invest in government securities, including securities of agencies and instrumentalities, only if the Adviser (pursuant to procedures approved by the Board of Trustees) is satisfied that these obligations present minimal credit risks.

Repurchase Agreements

     The Government Securities Fund may purchase securities subject to repurchase agreements provided that such securities are U.S. government securities. Repurchase agreements may be entered into only with commercial banks or broker-dealers. Subject to the control of the Board of Trustees, the Adviser will regularly review the financial strength of all parties to repurchase agreements with the Government Securities Fund.

     The Government Securities Fund seeks to maintain a net asset value of $1.00 per share.

     The dollar weighted average maturity of the Government Securities Fund will be 90 days or less and the Government Securities Fund may buy only those instruments that have a remaining maturity of 397 days or less.

     Securities the Government Securities Fund buys must present minimal credit risks and at the time of purchase be rated in the two highest rating categories for short-term securities by any two of the NRSROs or, if they are unrated, be determined by the Board of Trustees to be of comparable quality. Some securities may have third-party guarantees to meet these rating requirements.

     The Adviser seeks to develop an appropriate portfolio by considering the differences among securities of different issuers, yields, maturities and market sectors.

     The Government Securities Fund will purchase only those issues that will enable it to achieve and maintain the highest rating for a mutual fund by two NRSROs. There is no assurance that it will be able to maintain such rating. As a result of this policy, the range of obligations in which the Government Securities Fund can invest is reduced and the yield obtained on such obligations may be less than would be the case if this policy were not in force.

     The Government Securities Fund may change any of its management policies without shareholder approval.

"What are the main risks of investing in the Government Securities Fund?"

     Although the Government Securities Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Government Securities Fund.

     Investment in the Government Securities Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

     Repurchase agreements involve some risk to the Government Securities Fund if the other party does not fulfill its obligations under the agreement.

     The value of money-market instruments tends to fall if prevailing interest rates rise.

     There is no performance chart for the Government Securities Fund because its shares were first offered on November 1, 1999 and none have been outstanding for a full calendar year on the date of this Prospectus.

                           Government Securities Fund
                                 Original Shares
                          Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Original Shares of the Government Securities Fund. No Original Shares of the Government Securities Fund are currently outstanding.


Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charge (Load)
Imposed on Purchases........................ 0.00%
Maximum Deferred Sales Charge (Load)........ 0.00%
Maximum Sales Charge (Load) Imposed
on Reinvested Dividends..................... 0.00%
Redemption Fees............................. 0.00%
Exchange Fees............................... 0.00%

Annual Fund Operating Expenses (expenses that are deducted from the Fund's assets)

Management Fee ............................. 0.20%
Distribution (12b-1) Fee...... ............  0.00%
All Other Expenses:
 Administration Fee....................0.15%
 Other Expenses........................1.40%
 Total All Other Expenses................... 1.55%
Total Annual Fund Operating Expenses........ 1.75%
Fee Waivers and Expense Reimbursements (1).. 1.35%
Net Expenses................................ 0.40%

(1) The Administrator has contractually undertaken to waive fees and/or reimburse Fund expenses during the period July 1, 2001 through June 30, 2002 so that total Fund expenses for Original Shares of the Government Securities Fund will not exceed 0.40%.

Example

This Example is intended to help you compare the cost of investing in the Government Securities Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Original Shares of the Government Securities Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all dividends and distributions, and that the Government Securities Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

               1 year   3 years   5 years   10 years
               $41(2)     $419     $822      $1,950

(2) Absent fee waivers and reimbursements, 1- year expenses would be $178 and, accordingly, the expenses for 3, 5 and 10 years would be higher as well.

                             Management of the Funds

"How are the Funds managed?"

         STCM Management Company Inc., 380 Madison Avenue, Suite 2300, New York, NY 10017 (the "Adviser") is the investment adviser for each of the Funds. Under the Advisory Agreements, the Adviser provides for investment supervision including supervising continuously the investment program of each Fund and the composition of its portfolio; determining what securities will be purchased or sold by each Fund; arranging for the purchase and the sale of securities held in the portfolio of each Fund; and, at the Adviser's expense, pricing of each Fund's portfolio daily.

         Aquila Management Corporation, 380 Madison Avenue, Suite 2300, New York, NY 10017, the Administrator, is responsible for administrative services, including providing for the maintenance of the headquarters of the Funds, overseeing relationships between the Funds and the service providers to the Funds, maintaining the Funds' books and records and providing other administrative services.

         During the fiscal year ended June 30, 2001, the Cash Fund and the Government Securities Fund each accrued advisory fees (0.20 of 1%) and administration fees (0.15 of 1%) at the total annual rate of 0.35 of 1% of their respective average annual net assets. All of these fees were waived.

Information about the Adviser and the Administrator

         The Adviser has acted as investment adviser for the Cash Fund from since 1992 and for the Government Securities Fund since 1999. The Funds' Administrator is founder and Administrator and/or Manager to the Aquilasm Group of Funds, which consists of tax-free municipal bond funds, money-market funds and equity funds. As of September 30, 2001, these funds had aggregate assets of approximately $3.4 billion, of which approximately $1.4 billion consisted of assets of the money-market funds. The Administrator, which was founded in 1984, is controlled by Mr. Lacy B. Herrmann, directly, through a trust and through share ownership by his wife.

        The Administrator has contractually undertaken to waive fees and/or reimburse Fund expenses during the period July 1, 2001 through June 30, 2002 so that total Fund expenses for Original Shares of the Cash Fund or the Government Securities Fund will not exceed 0.40%.

         The Administrator has also agreed that it will provide funding to the Adviser as necessary to cover operating expenses and other financial commitments and will make available personnel, office space and equipment support to the Adviser at no charge. As a result of these arrangements, the Adviser currently incurs no costs for salaries, rent or equipment. It is anticipated that these arrangements will remain in place until the Funds achieve sufficient size so that it is no longer necessary for the Adviser to waive its fees or for the Funds' expenses to be reimbursed. If these arrangements are discontinued, the Prospectus will be supplemented. Certain officers of the Administrator are also officers of the Adviser.

                            Net Asset Value per Share

         The net asset value per share for each class of each Fund's shares is determined as of 4:00 p.m. New York time on each day that the New York Stock Exchange and the Custodian are open (a "Business Day") by dividing the value of the net assets of the Fund allocable to the class (i.e., the value of the assets less liabilities) by the total number of shares of that class of the Fund then outstanding. The price at which a purchase or redemption of shares is effected is the net asset value next calculated after your purchase or redemption order is received in proper form.

         The net asset value per share will normally remain constant at $1.00 per share except under extraordinary circumstances. The net asset value per share is based on a valuation of each Fund's investments at amortized cost.

         The New York Stock Exchange is normally not open on the following days:
New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the Exchange may close on other days as well. In addition, the Custodian is not open on Columbus Day and Veterans Day.

                                    Purchases
Opening an Account

     To open a new Original Shares account, you must send a properly completed New Account Application to PFPC Inc. (the "Agent"). The Funds will not honor redemption of shares purchased by wire payment until a properly completed New Account Application has been received by the Agent. The minimum initial investment is $1,000. Subsequent investments may be in any amount.

         Original Shares are offered solely to (1) institutions, for their own account or acting for investors in a fiduciary, agency, investment advisory or custodial capacity; (2) persons entitled to exchange into such shares under the Funds' exchange privilege; (3) shareholders of record on November 1, 1999, the date on which the Funds first offered two classes of shares; (4) Trustees and officers of funds in the Aquilasm Group of Funds; (5) officers and employees of the Adviser, Administrator and Distributor; and (6) members of entities, including membership organizations and associations of common interest, which render assistance in servicing of shareholder accounts or in consulting or otherwise cooperating as to their members or others in their area of interest and which have entered into agreements with the Distributor under a Fund's Distribution Plan.

         You can make investments in Original Shares in any of these three ways:

     1. By Mail. You can make payment by check, money order, Federal Reserve Draft or other negotiable bank draft drawn in United States dollars on a United States commercial or savings bank or credit union (each of which is a "Financial Institution") payable to the order of Capital Cash Management Trust or Capital Cash U.S. Government Securities Trust, as the case may be, and mailed to: (Specify the name of the Fund)

         PFPC Inc.
         400 Bellevue Parkway
         Wilmington, DE 19809

     2. By Wire. You can wire Federal Funds (monies credited to a bank's account with a Federal Reserve Bank) to PNC Bank, NA.

         To insure prompt and proper crediting to your account, if you choose this method of payment, you should first telephone the Agent (800-952-6666 toll free) and then instruct your bank to wire funds as indicated below for the appropriate Fund:

  the Cash Fund:

         PNC BANK, NA
         Philadelphia, PA
         ABA No. 0310-0005-3
         Account No. 85-0216-4765
         FFC: Capital Cash Management Trust
         Original Shares

the Government Securities Fund:

         PNC BANK, NA
         Philadelphia, PA
         ABA No. 0310-0005-3
         Account No. 86-1282-3418
         FFC: Capital Cash U.S. Government Securities Trust
         Original Shares

         In addition you should supply:

         Account name and number (if an existing account)

         The name in which the investment is to be registered (if a new account)

Your bank may impose a charge for wiring funds.

     3. Through Brokers. If you wish, you may invest in the Funds by purchasing shares through registered broker-dealers.

         The Funds impose no sales or service charge, although broker-dealers may make reasonable charges to their customers for their services. The services to be provided and the fees therefor are established by each broker-dealer acting independently; broker-dealers may establish, as to accounts serviced by them, higher initial or subsequent investment requirements than those required by the Funds. Broker-dealers are responsible for prompt transmission of orders placed through them.

Opening an Account                          Adding to An Account


* Make out a check for                      * Make out a check for
the investment amount                       the investment amount
payable to                                  payable to
the appropriate Fund.                       the appropriate Fund.

* Complete the New Account                   * Fill out the pre-printed
Application which is available              stub attached to each
with the Prospectus or upon                 Fund's confirmations
request indicating the                      or supply the name(s)
features you wish to authorize.             of account owner(s),
                                            the account number and
                                            the name of the Fund.

* Send your check and                       * Send your check and
completed New Account                        account information
Application to your dealer or               to your dealer or
to the Funds' Agent, PFPC                   to the Funds' Agent, PFPC
Inc., or                                    Inc., or

* Wire funds as described above.            * Wire funds as described
                                            above.

          Be sure to supply the name(s) of account owner(s), the account number and the name of the Fund.

"Can I transfer funds electronically?"

         You can have funds transferred electronically in amounts of $50 or more from your Financial Institution if it is a member of the Automated Clearing House. You may make investments through two electronic transfer features, "Automatic Investment" and "Telephone Investment."

         * Automatic Investment You can authorize a pre-determined amount to be regularly transferred from your account.

         * Telephone Investment You can make single investments of up to $50,000 by telephone instructions to the Agent.

     Before you can transfer funds electronically, the Agent must have your completed New Account Application authorizing these features. If you initially decide not to choose these conveniences and then later wish to do so, you must complete a Ready Access Features Form which is available from the Distributor or Agent. The Funds may modify or terminate these investment methods or charge a service fee, upon 30 days' written notice to shareholders.

When Shares are Issued and Dividends are Declared on Them

         The Funds issue shares two ways.

         First Method - ordinary investments. You will be paid dividends starting on the day (whether or not a Business Day) after the first Business Day on which your purchase order has been received in proper form and funds have become available for investment. You will be paid a dividend on the day on which your shares are redeemed.

"When will funds be available so that my order will become effective?"

         The Funds must have payment for your purchase available for investment before 4:00 p.m. New York time on a Business Day for your order to be effective on that Business Day. Your order is effective and you will receive the next determined net asset value per share depending on the method of payment you choose, as follows.

Payment Method             When will an order        When will an order
                           received before           received after
                           4:00 p.m. on a            4:00 p.m. on a
                           Business Day              Business Day
                           be deemed                 be deemed
                           effective?                effective?


By wire in
Federal Funds or
Federal Reserve
Draft.                     That day.                 Next Business Day.

By wire not
in Federal Funds.          4:00 p.m. on the          4:00 p.m. on the
                           Business Day              Business Day
                           converted to              converted to
                           Federal Funds             Federal Funds
                           (normally the             (normally the
                           next Business             next Business
                           Day).                     Day).

By check.                  4:00 p.m. on the          4:00 p.m. on the
                           Business Day              Business Day
                           converted to              converted to
                           Federal Funds             Federal Funds
                           (normally                 (normally
                           two Business              two Business
                           Days for checks           Days for checks
                           on banks in the           on banks in the
                           Federal Reserve           Federal Reserve
                           System, longer            System, longer
                           for other banks).         for other banks).

Automatic
Investment.                The day you specify;
                           if it is not a
                           Business Day, on the
                           next Business Day.

Telephone
Investment.                That day.                 Next Business Day.

         All checks are accepted subject to collection at full face value in United States funds and must be drawn in United States dollars on a United States bank; if not, shares will not be issued. (The Agent will convert wires and checks to Federal Funds as your agent.)

         Second Method- For broker-dealers or banks which have requested that this method be used, to which request a Fund has consented. You will be paid dividends starting on the day on which your purchase order has been received in proper form and funds have become available for investment. You will not be paid a dividend on the day on which your shares are redeemed.

"When will my order be effective under the Second Method?"

     Your purchase order is effective and your funds are deemed available for investment on that day if

         (i) you advise the Agent before 1:00 p.m. New York time on a Business Day of a dollar amount to be invested in the Cash Fund or Government Securities Fund; and

         (ii) Your payment in Federal Funds is received by wire on that day.

         The second investment method is available to prospective investors in shares of a Fund who wish to use it so that the dividends on their shares will commence to be declared on the day the purchase order is effective. Upon written or phone request the Funds will advise you as to the broker-dealers or banks through which such purchases may be made.

         The Agent will maintain records as to which of your shares were purchased under each of the two investment methods set forth above. If you make a redemption request and have purchased shares under both methods, the Agent will, unless you request otherwise, redeem those shares first purchased, regardless of the method under which they were purchased.

     Under each method, shares are issued at the net asset value per share next determined after the purchase order is received in proper form. Under each method, the New Account Application must be properly completed and have been received and accepted by the Agent; the Funds or the Distributor may also reject any purchase order. Under each method, Federal Funds (see above) must either be available to the Funds or the payment thereof must be guaranteed to the Funds so that the Funds can be as fully invested as practicable.

Transfer on Death ("TOD") Registration

         The Funds generally permit "transfer on death" ("TOD") registration of shares, so that on the death of the shareholder the shares are transferred to a designated beneficiary or beneficiaries. Ask the Agent or your broker-dealer for the Transfer on Death Registration Request Form. With it you will receive a copy of the TOD Rules of the Aquilasm Group of Funds, which specify how the registration becomes effective and operates. By opening a TOD Account, you agree to be bound by the TOD Rules.

                            Redeeming Your Investment

         You may redeem some or all of your shares by a request to the Agent. Shares will be redeemed at the next net asset value determined after your request has been received in proper form.

         There is no minimum period for investment in the Funds, except for shares recently purchased by check or by Automatic or Telephone Investment as discussed below.

How to Redeem Your Investment

By mail, send instructions to:

PFPC Inc.
Attn: Aquilasm Group of Funds
  400 Bellevue Parkway
Wilmington, Delaware 19809

By telephone, call:

800-952-6666 toll-free

By FAX, send instructions to: 302-791-1777

For liquidity and convenience, the Funds offer expedited redemption.

         Expedited Redemption Methods
         (Non-Certificate Shares Only)

         You may request expedited redemption for any shares not issued in certificate form in two ways:

         1. By Telephone. The Agent will accept instructions from anyone by telephone to redeem shares and make payments:

                  a) to a Financial Institution account you have previously specified or

                  b) by check in the amount of $50,000 or less, mailed to the same name and address (which has been unchanged for the past 30 days) as the account from which you are redeeming. You may only redeem by check via telephone request once in any 7-day period.

                  Telephoning the Agent

                  Whenever you telephone the Agent, please be prepared to supply:

                  account name(s) and number

                  name of the caller

                  the social security number(s) registered to the account

                  personal identification


         Note: Check the accuracy of your confirmation statements immediately. The Funds, the Agent, and the Distributor are not responsible for losses resulting from unauthorized telephone transactions if the Agent follows reasonable procedures designed to verify a caller's identity. The Agent may record calls.

         2. By FAX or Mail. You may request redemption payments to a predesignated Financial Institution account by a letter of instruction sent to the Agent: PFPC Inc., by FAX at 302-791-1777 or by mail to 400 Bellevue Parkway, Wilmington, DE 19809. The letter, signed by the registered shareholder(s) (no signature guarantee is required), must indicate:

                  account name(s),

                  account number,

                  amount to be redeemed,

                  any payment directions.

     To have redemption proceeds sent directly to a Financial Institution account, you must complete the Expedited Redemption section of the New Account Application or a Ready Access Features Form. You will be required to provide (1) details about your Financial Institution account, (2) signature guarantees and
(3) possible additional documentation.

         The name(s) of the shareholder(s) on the Financial Institution account must be identical to those on the Funds' records of your account.

         You may change your designated Financial Institution account at any time by completing and returning a revised Ready Access Features Form.

         3. By Check. The Agent will, upon request, provide you with forms of drafts ("checks") drawn on PNC Bank, NA (the "Bank"). This feature is not available if your shares are represented by certificates. These checks represent a further alternative redemption means and you may make them payable to the order of anyone in any amount of not less than $100. You will be subject to the Bank's rules and regulations governing its checking accounts. If the account is registered in more than one name, each check must be signed by each account holder exactly as the names appear on the account registration, unless expressly stated otherwise on your New Account Application.

         There is no charge for the maintenance of this special check writing privilege or for the clearance of any checks.

         When such a check is presented to the Bank for payment, a sufficient number of full and fractional shares in your account will be redeemed to cover the amount of the check. This check writing redemption procedure enables you to continue receiving dividends on those shares equaling the amount being redeemed by check until such time as the check is actually presented to the Bank for payment.

         Because these checks are paid by redemption of shares in your account, you should be certain that adequate shares are in the account to cover the amount of the check. If insufficient redeemable shares are in the account, the redemption check will be returned marked "insufficient funds." The fact that redemption checks are drafts may also permit a bank in which they are deposited to delay crediting the account in question until that bank has received payment funds for the redemption check. Note: You cannot use checks to redeem shares represented by certificates. If you purchase shares by check, you cannot use checks to redeem them until 15 days after your purchase.

         You may not present checks directly to any branch of the Bank. This does not affect checks used for the payment of bills or cashed at other banks. You may not use checks to redeem the entire balance of your account, since the number of shares in your account changes daily through dividend payments which are automatically reinvested in full and fractional shares. Only expedited redemption to a predesignated bank account or the regular redemption method (see below) may be used when closing your account.

     Multiple Redemption Services. You are not limited in choice of redemption methods but may utilize all available forms. However, when both redemption to a predesignated Financial Institution account and check writing are desired, you must so elect on your New Account Application, or by proper completion of a Ready Access Features Form.

         Regular Redemption Method
         (Certificate and Non-Certificate Shares)

     Certificate Shares. Mail to the Funds' Agent: (1) blank (unsigned) certificates for Original Shares to be redeemed, (2) redemption instructions, and (3) a stock assignment form.

         To be in "proper form," items (2) and (3) must be signed by the registered shareholder(s) exactly as the account is registered. For a joint account, both shareholder signatures are necessary.

         For your protection, mail certificates separately from signed redemption instructions. We recommend that certificates be sent by registered mail, return receipt requested.

         We may require additional documentation for certain types of shareholders such as corporations, partnerships, trustees or executors, or if redemption is requested by someone other than the shareholder of record. The Agent may require signature guarantees if insufficient documentation is on file.

         We do not require a signature guarantee for redemptions up to $50,000, payable to the record holder(s), and sent to the address of record, except as noted above. In all other cases, signatures must be guaranteed.

         Your signature may be guaranteed by any:

                  member of a national securities exchange

                  U.S. bank or trust company

                  state-chartered savings bank

                  federally chartered savings and loan association

                  foreign bank having a U.S. correspondent bank; or

                  participant in the Securities Transfer Association Medallion Program ("STAMP"), the Stock
                  Exchanges Medallion Program ("SEMP") or the New
                  York Stock Exchange, Inc. Medallion Signature
                  Program ("MSP").

         A notary public is not an acceptable signature guarantor.

         Non-Certificate Shares. You must use the Regular Redemption Method if you have not chosen Expedited Redemption to a predesignated Financial Institution account. To redeem by this method, send a letter of instruction to the Funds' Agent, which includes:

                  Account name(s)

                  Account number

                  Dollar amount or number of shares to be redeemed or a statement that all shares held in the account are to be redeemed

                  Payment instructions (we normally mail redemption proceeds to your address as registered with a
                  Fund)

                  Signature(s) of the registered shareholder(s) and

                  Signature guarantee(s), if required, as indicated above.

"When will I receive the proceeds of my redemption?"

         Redemption proceeds are normally sent, as shown below, to your address of record on the next business day following receipt of your redemption request in proper form. Except as described below, the Funds will send payments within 7 days.

Redemption                 Method of Payment                 Charges

Under $1,000.              Check.                             None.

$1,000 or more.            Check, or, wired                   None.
                           or transferred through
                           the Automated
                           Clearing House to your
                           Financial Institution
                           Account if you requested
                           on your New Account
                           Application or Ready
                           Access Features Form.


Through a broker
/dealer.                   Check or wire, to your             None,
                           broker/dealer.                     although
                                                              your
                                                              broker/dealer
                                                              may charge a
                                                              fee.

         Although the Funds do not currently intend to, either Fund may impose a charge, not exceeding $5.00 per wire redemption, after written notice to shareholders who have elected this redemption procedure. Neither Fund has any present intention of making this charge. Upon 30 days' written notice to shareholders, either Fund may modify or terminate the use of the Automated Clearing House to make redemption payments at any time or charge a service fee, although no such fee is currently contemplated. If any such changes are made, the Prospectus will be supplemented to reflect them. If you use a broker or dealer to arrange for a redemption, you may be charged a fee for this service.

         You can eliminate possible delays by paying for purchased shares with wired funds or Federal Reserve drafts.

         The Funds have the right to postpone payment or suspend redemption rights during certain periods. These periods may occur (i) when the Exchange is closed for other than weekends and holidays, (ii) when the Securities and Exchange Commission (the "SEC") restricts trading on the Exchange, (iii) when the SEC determines an emergency exists which causes disposal of, or determination of the value of, portfolio securities to be unreasonable or impracticable, and (iv) during such other periods as the SEC may permit.

         Payment for redemption by any method (including redemption by check) of Original Shares recently purchased by check (irrespective of whether the check is a regular check or a certified, cashier's or official bank check) or by Automatic Investment or Telephone Investment may be delayed up to 15 days or until (i) the purchase check or Automatic Investment or Telephone Investment has been honored or (ii) the Agent has received assurances by telephone or in writing from the bank on which the purchase check was drawn or from which the funds for Automatic Investment or Telephone Investment were transferred, satisfactory to the Agent and the Fund, that the purchase check or Automatic Investment or Telephone Investment will be honored. Original Shares so purchased within the prior 15 days will not be redeemed under the check writing redemption procedure and a shareholder must not write a check if (i) it will be presented to the Bank for payment within 15 days of a purchase of Original Shares by check and (ii) the redemption check would cause the redemption of some or all of those shares.

         Either Fund can redeem your shares if their value totals less than $500 as a result of redemptions or failure to meet and maintain the minimum investment level under an Automatic Investment Program. Before such a redemption is made, we will send you a notice giving you 60 days to make additional investments to bring your account up to the minimum.

         Redemption proceeds may be paid in whole or in part ("redemption in kind") by distribution of a Fund's portfolio securities in conformity with SEC rules. This method would only be used if the Trustees determine that payments partially or wholly in cash would be detrimental to the best interests of the remaining shareholders.

"Is there an Automatic Withdrawal Plan?"

     Yes. Under an Automatic Withdrawal Plan you can arrange to receive a monthly or quarterly check in a stated amount, not less than $50.

                            Distribution Arrangements

Confirmations and Share Certificates

         A statement will be mailed to you confirming each purchase of shares in a Fund. Accounts are rounded to the nearest 1/1000th of a share. The Funds will not issue share certificates unless you so request from the Agent in writing and declare a need for such certificates, such as a pledge of shares or an estate situation. If you have certificates issued, Expedited Redemption Methods described above will not be available and delay and expense may be incurred if you lose the certificates. The Funds will not issue certificates for fractional shares or to shareholders who have elected the checking account or predesignated bank account methods of withdrawing cash from their accounts.

         The Funds and the Distributor may reject any order for the purchase of shares. In addition, the offering of shares may be suspended at any time and resumed at any time thereafter.


Distribution Plan

         Each Fund has adopted a Distribution Plan under Rule 12b-1 ("Rule 12b-1") under the 1940 Act.

         Rule 12b-1 provides in substance that an investment company may not engage directly or indirectly in financing any activity which is primarily intended to result in the sale of its shares except pursuant to a plan adopted under that rule. One section of the first part of the Distribution Plan of each Fund is designed to protect against any claim against or involving the Fund that some of the expenses which the Fund pays or may pay come within the purview of Rule 12b-1. Another section of the first part of the Distribution Plan authorizes Aquila Management Corporation (the "Administrator"), not the Fund, to make payments to a class of entities, including membership organizations and associations of common interest, which render assistance in servicing of shareholder accounts or in consulting or otherwise cooperating as to their members or others in their area of interest at the annual rate of a maximum of
0.10 of 1% of the average annual net assets of the Fund.

         Each Distribution Plan has other provisions that relate to payments in connection with the Fund's Service Shares Class. None of such payments are made from assets represented by Original Shares of a Fund.

                                    Dividends

         The Funds will declare all of their net income for dividend purposes daily as dividends. If you redeem all of your shares, you will be credited on the redemption payment date with the amount of all dividends declared for the month through the date of redemption, or through the day preceding the date of redemption in the case of shares issued under the "second" method.

         You will receive monthly a summary of your account, including information as to dividends paid during the month and the shares credited to your account through reinvestment of dividends.

         Dividends paid by each Fund with respect to Service Shares (the Fund's other class of shares) and Original Shares will be calculated in the same manner, at the same time, on the same day, and will be in the same amount except that any class expenses (including any payments made by Service Shares under the Distribution Plan or the Shareholder Services Plan for Service Shares) will be borne exclusively by that class. Dividends on Original Shares are expected generally to be higher than those on Service Shares because expenses allocated to Service Shares will generally be higher.

         Dividends will be taxable to you as ordinary income, even though reinvested. Statements as to the tax status of your dividends will be mailed annually.

         It is possible but unlikely that a Fund may have realized long-term capital gains or losses in a year.

         Dividends of each Fund will automatically be reinvested in full and fractional shares of the same class at net asset value unless you elect otherwise.

         You may choose to have all or any part of the payments for dividends paid in cash. You can elect to have the cash portion of your dividends deposited, without charge, by electronic funds transfers into your account at a financial institution, if it is a member of the Automated Clearing House.

        You can make any of these elections on the New Account Application, by a Ready Access Features Form or by a letter to the Agent. Your election to receive some or all of your dividends in cash will be effective as of the next payment of dividends after it has been received in proper form by the Agent. It will continue in effect until the Agent receives written notification of a change.

     If you do not comply with laws requiring you to furnish taxpayer identification numbers and report dividends, the Funds may be required to impose backup withholding upon payment of redemptions and dividends. The current backup withholding rate is 31%; it will become 30% for payments made after January 1, 2002.

                          Capital Cash Management Trust
                                 Original Shares
                              Financial Highlights
                 (For a share outstanding throughout each period)

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in Original Shares of the Cash Fund (assuming reinvestment of all dividends and distributions). No information for for Original Shares of the Government Securities Fund is presented because none have been issued. This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, is included in the annual report, is incorporated by reference into the SAI and is available upon request.

                                   Year ended June 30,(1)
                       2001       2000      1999      1998      1997

Net Asset Value,
 Beginning
 of Period.........   $1.0000    $1.0000    $1.0000   $1.0000   $1.0000
Income from
Investment Operations:
 Net investment
 income............   0.0540     0.0524     0.0473     0.0521    0.0489
Less Distributions:
 Dividends from net
 investment income.  (0.0540)   (0.0524)   (0.0473)   (0.0521)  (0.0489)
Net Asset Value,
End of Period......   $1.0000    $1.0000    $1.0000   $1.0000   $1.0000
Total Return(%)....    5.54%      5.37%      4.84%     5.33%     5.00%
Ratios/Supplemental
Data
 Net Assets, End of Period
 (in thousands)..     $2,076     $1,699     $1,616    $1,613     $1,435
Ratio of Expenses
 to Average Net
 Assets (%)......     .0.40%    0.41%       0.41%      0.40%      0.41%
Ratio of Net Investment
 Income to Average
 Net Assets %......    5.40%     5.24%      4.72%      5.21%      4.88%

The expense and net investment income ratios without the effect of the Adviser's and Administrator's voluntary waiver of fees and the Administrator's expense reimbursement were:

  Ratio of Expenses
   to Average Net
   Assets        ......3.45%    5.14%       3.51%       5.14%      6.48%
  Ratio of Net Investment
   Income(Loss) to
   Average Net
   Assets......       2.35%     0.50%       1.62%       0.47%     (1.19)%

The expense ratios after giving effect to the waivers, expense reimbursement and expense offset for uninvested cash balances were:

Ratio of Expenses to
  Average Net
  Assets........     0.40%      0.40%       0.40%      0.40%       0.40%

(1) Designated as the Original Shares class of shares on Novmeber 1, 1999.
Unaudited: The "current yield" for the seven days ended June 30, 2001 was 3.47% and its "compounded effective yield" for that period was 3.53%. Current yield is net income over a stated seven-day period annualized, and is shown as a percentage. Effective yield is calculated similarly, but, when annualized, the income earned is assumed to be reinvested, which gives effect to compounding.

[Inside Back Cover]


ADMINISTRATOR
Aquila Management Corporation
380 Madison Avenue, Suite 2300
New York, New York 10017

INVESTMENT ADVISER
STCM Management Company Inc.
380 Madison Avenue, Suite 2300
New York, New York 10017

DISTRIBUTOR
Aquila Distributors, Inc.
380 Madison Avenue, Suite 2300
New York, New York 10017

TRUSTEES
Lacy B. Herrmann, Chairman
Theodore T. Mason, Vice Chairman
Paul Y. Clinton
Diana P. Herrmann
Anne J. Mills
Cornelius T. Ryan
J. William Weeks
OFFICERS
Lacy B. Herrmann, President
Charles E. Childs, III, Senior Vice President
Diana P. Herrmann, Vice President
John M. Herndon, Vice President & Assistant Secretary
Rose F. Marotta, Chief Financial Officer
Joseph P. DiMaggio, Treasurer
Edward M.W. Hines, Secretary

TRANSFER AND SHAREHOLDER SERVICING AGENT
PFPC Inc.
400 Bellevue Parkway
Wilmington, Delaware 19809

CUSTODIAN
Bank One Trust Company, N.A.
100 East Broad Street
Columbus, Ohio 43271

INDEPENDENT AUDITORS KPMG LLP
757 Third Avenue
New York, New York 10017

COUNSEL
Hollyer Brady Smith & Hines LLP
551 Fifth Avenue
New York, New York 10176

Back Cover

         This Prospectus concisely states information about the Funds that you should know before investing. A Statement of Additional Information about the Funds (the "SAI") has been filed with the Securities and Exchange Commission. The SAI contains information about the Funds and their management not included in this Prospectus. The SAI is incorporated by reference in its entirety in this Prospectus. Only when you have read both this Prospectus and the SAI are all material facts about the Funds available to you.

         You can get additional information about the Funds' investments in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year. You can get the SAI and the Funds' annual and semi-annual reports without charge, upon request by calling 800-952-6666 (toll free).

In addition, you can review and copy information about the Funds (including the
SAI) at the Public Reference Room of the SEC in Washington, D.C. Information on the operation of the SEC's Public Reference Room is available by calling 1-202-942-8090. Reports and other information about the Funds are also available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of this information can be obtained, for a duplicating fee, by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.
 .

This Prospectus should be read and retained for future reference

The file number under which the Trust is registered with the SEC under the Investment Company Act of 1940 is 811-2481

Capital Cash Management Trust

Capital Cash Management Trust
Capital Cash U.S. Government Securities Trust

A cash management
investment

[LOGO]

PROSPECTUS

Original Shares


To receive a free copy of the SAI, the annual or the semi-annual report, which includes information about both of the Funds, or other information about the Funds, or to make shareholder inquiries, call:

the Funds' Shareholder Servicing Agent at
                             800-952-6666 toll free

                              or you can write to:

                                    PFPC Inc.
                              400 Bellevue Parkway
                              Wilmington, DE 19809

For general inquiries and yield information, call 800-228-7496 or  212-697-6666

This Prospectus should be read and retained for future reference

                          Capital Cash Management Trust
                         380 Madison Avenue, Suite 2300
                            New York, NY 10017
                                  212-697-6666
                                  800-228-7496


Service Shares
Prospectus                                               October 31, 2001
                                                         As Supplemented
                                                         January 9, 2002


         Capital Cash Management Trust consists of two separate portfolios:

         Capital Cash Management Trust (the "Cash Fund") is a general purpose money-market mutual fund which invests in short-term "money-market" securities.

         Capital Cash U.S. Government Securities Trust (the "Government Securities Fund") is a money-market mutual fund which invests in short-term direct obligations of the United States Treasury, in other obligations issued or guaranteed by agencies or instrumentalities of the United States Government and in certain repurchase agreements secured by U.S. government securities.

         For purchase, redemption or account inquiries contact the Funds' Shareholder Servicing Agent:

                                    PFPC Inc.
                              400 Bellevue Parkway
                              Wilmington, DE 19809
                           Call 800-952-6666 toll free

                   For general inquiries & yield information,

                   Call 800-228-7496 toll free or 212-697-6666

The Securities and Exchange Commission has not approved or disapproved the Funds' securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

The Cash Fund: Objective, Investment
  Strategies, Main Risks......................2
Risk/Return Bar Chart and Performance
  Table.......................................4
Fees and Expenses.............................5
The Government Securities Fund: Objective,
  Investment Strategies, Main Risks...........6
Fees and Expenses ............................8
Management of the Funds.......................9
Net Asset Value per Share.....................9
Purchases ....................................10
Redeeming Your Investment.....................13
Distribution Arrangements.....................18
Dividends.....................................19
Financial Highlights..........................21

The Cash Fund: Objective, Investment Strategies, Main Risks

"What is the Cash Fund's objective?"

         The objective of the Cash Fund is to achieve a high level of current income, stability and liquidity for investors' cash assets by investing in a diversified portfolio of short-term "money-market" securities meeting specific quality standards.

"What are the Cash Fund's investment strategies?"

         The Cash Fund seeks to attain this objective by investing in short-term money-market securities denominated in U.S. dollars that are of high quality and present minimal credit risks.

         Under the current management policies, the Cash Fund invests only in the following types of obligations:

     (1) U.S. government securities or obligations guaranteed by the U.S. government or its agencies or instrumentalities.

     (2) Bank obligations and instruments secured by them. ("Banks" include commercial banks, savings banks and savings and loan associations and include foreign banks and foreign branches of United States banks.)

     (3) Short-term corporate debt known as "commercial paper."

     (4) Corporate debt obligations (for example, bonds and debentures). Debentures are a form of unsecured corporate debt.

     (5) Variable amount master demand notes which are repayable on not more than 30 days' notice.

     (6) Repurchase agreements.

         The Cash Fund seeks to maintain a net asset value of $1.00 per share.

         In general, not more than 5% of the Cash Fund's net assets can be invested in the securities of any issuer.

         The dollar weighted average maturity of the Cash Fund will be 90 days or less and the Cash Fund may buy only those instruments that have a remaining maturity of 397 days or less.

         Securities the Cash Fund buys must present minimal credit risks and at the time of purchase be rated in the two highest rating categories for short-term securities by any two of the nationally recognized statistical rating organizations ("NRSROs")or, if they are unrated, they must be determined by the Board of Trustees to be of comparable quality. Some securities may have third-party guarantees to meet these rating requirements.

     STCM  Management  Company,   Inc.  (the  "Adviser")  seeks  to  develop  an
appropriate portfolio by considering the differences among securities of different issuers, yields, maturities and market sectors.

         The Cash Fund may change any of its management policies without shareholder approval.

"What are the main risks of investing in the Cash Fund?"

         Although the Cash Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Cash Fund.

         Investment in the Cash Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

         Because variable amount master demand notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that they will be traded, and there is no secondary market for them. Variable amount master demand notes repayable in more than seven days are securities which are not readily marketable, and fall within the Cash Fund's overall 10% limitation on securities which are illiquid. These notes are also subject to credit risk.

         Repurchase agreements involve some risk to the Cash Fund if the other party does not fulfill its obligations under the agreement.

         The value of money-market instruments tends to fall if prevailing interest rates rise.

         Corporate bonds and debentures are subject to interest rate and credit risks.

         Interest rate risk relates to fluctuations in market value arising from changes in interest rates. If interest rates rise, the value of debt securities will normally decline. All fixed-rate debt securities, even the most highly rated, are subject to interest rate risk. Credit risk relates to the ability of the particular issuers of the obligations the Cash Fund owns to make periodic interest payments as scheduled and ultimately repay principal at maturity.

         Investments in foreign banks and foreign branches of United States banks involve certain risks. Foreign banks and foreign branches of domestic banks may not be subject to regulations that meet U.S. standards. Investments in foreign banks and foreign branches of domestic banks may also be subject to other risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, the seizure or nationalization of foreign deposits and the establishment of exchange controls or other restrictions.

                                    Cash Fund
                   Risk/Return Bar Chart and Performance Table

The bar chart and table shown below provide an indication of the risks of investing in the Cash Fund's Service Shares by showing changes in the performance of the Cash Fund's Original Shares from year to year over a 10-year period and by showing the average annual returns of the Cash Fund's Original Shares for one year, five years, ten years and the period since inception. Information is given for the Cash Fund's Original Shares, which are not offered by this Prospectus, because no Service Shares of the Cash Fund were outstanding during the periods shown. Because shares of the two classes are invested in the same portfolio of securities, their returns would be substantially similar; however, the returns of the Cash Fund's Service Shares would have been somewhat lower due to the higher expenses borne by the Service Shares. How the Cash Fund has performed in the past is not necessarily an indication of how the Cash Fund will perform in the future.


[Bar Chart]
Annual Total Returns (Original Shares)
1991-2000


10%

8%

6%  5.77                                         6.05
    XXXX                5.57      5.16 5.23 4.79 XXXX
4%  XXXX 3.61      3.94 XXXX 5.02 XXXX XXXX XXXX XXXX
    XXXX XXXX 2.94 XXXX XXXX XXXX XXXX XXXX XXXX XXXX
2%  XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX
    XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX
0%  XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX

   1991 1992 1993 1994 1995 1996 1997 1998 1999 2000
                     Calendar Years


During the 10-year period shown in the bar chart, the highest return for a quarter was 1.63% (quarter ended March 31, 1991) and the lowest return for a quarter was 0.72% (quarter ended June 30, 1993).

The year-to-date (from January 1, 2001 to September 30, 2001) total return was 3.14%.

                     Average Annual Total Return


For the period ended
December 31, 2000
                                                 Since
                  1 Year   5 Years  10 Years    Inception

  Capital Cash
Management Trust - Original Shares

                   6.05%     5.25%    4.80%    7.05%*


* From commencement of operations on July 8, 1974.

Please call (800) 228-7496 toll free to obtain the Cash Fund's most current seven-day yield.

                                    Cash Fund
                            Fees and Expenses of the Fund
                                 (Service Shares)

This table describes the fees and expenses that you may pay if you buy and hold Service Shares of the Fund. No Service Shares are currently outstanding.


Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charge (Load)
Imposed on Purchases........................ 0.00%
Maximum Deferred Sales Charge (Load)........ 0.00%
Maximum Sales Charge (Load) Imposed
on Reinvested Dividends..................... 0.00%
Redemption Fees............................. 0.00%
Exchange Fees............................... 0.00%

Annual Fund Operating Expenses (expenses that are deducted from the Fund's assets)

Management Fee ............................. 0.20%
Distribution (12b-1) Fee.................    0.25%
All Other Expenses:
 Administration Fee....................0.15%
 Other Expenses........................3.10%
 Total All Other Expenses....................3.25%
Total Annual Fund Operating Expenses.........3.70%
Fee Waivers and Expense Reimbursements(1)....3.05%
Net Expenses(1)..............................0.65%


(1) The Administrator has contractually undertaken to waive fees and/or reimburse Fund expenses during the period July 1, 2001 through June 30, 2002 so that total Fund expenses for Service Shares of the Cash Fund will not exceed 0.65%

Example
This Example is intended to help you compare the cost of investing in the Service Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Service Shares of the Cash Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all dividends and distributions, and that the Cash Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

           1 year   3 years   5 years    10 years

           $66(2)    $849     $1,651      $3,751

(2) Absent fee waivers and reimbursements, 1- year expenses would be $372 and, accordingly, the expenses for 3, 5 and 10 years would be higher as well.

The Government Securities Fund: Objective, Investment Strategies, Main Risks

"What is the Government Securities Fund's objective?"

         The objective of the Government Securities Fund is to provide safety of principal while achieving as high a level as possible of liquidity and of current income.

"What are the Government Securities Fund's investment strategies?"

         The Government Securities Fund seeks to attain this objective by investing only in short-term direct obligations of the United States Treasury, in other obligations issued or guaranteed by agencies or instrumentalities of the United States Government (with remaining maturities of one year or less) and in certain repurchase agreements secured by U.S. government securities.

         Under the current management policies, the Government Securities Fund invests only in the following types of obligations:

U. S. Treasury Obligations

         The U.S. Treasury issues various types of marketable securities, consisting of bills, notes, bonds, and certificates of indebtedness, which are all direct obligations of the U.S. government backed by its "full faith and credit" and which differ primarily in the length of their maturity. The Fund may also invest in separately traded principal and interest components of securities issued by the United States Treasury. The principal and interest components of selected securities are traded independently under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS"). Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently. These instruments may experience more market volatility than regular treasury securities.

Other U.S. Government Securities

         U.S. government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Farmers Home Administration, Federal Farm Credit System, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Housing Administration, Federal National Mortgage Association, Financing Corporation, Government National Mortgage Association, Resolution Funding Corporation, Small Business Administration, Student Loan Marketing Association and the Tennessee Valley Authority.

         Securities issued or guaranteed by U.S. government agencies and instrumentalities are not always supported by the full faith and credit of the United States. Some, such as securities issued by the Federal Home Loan Banks, are backed by the right of the agency or instrumentality to borrow from the U.S. Treasury. Others, such as securities issued by the Federal National Mortgage Association, are supported only by the credit of the instrumentality and not by the U.S. Treasury. If the securities are not backed by the full faith and credit of the United States, the owner of the securities must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment. The Government Securities Fund will invest in government securities, including securities of agencies and instrumentalities, only if the Adviser (pursuant to procedures approved by the Board of Trustees) is satisfied that these obligations present minimal credit risks.

Repurchase Agreements

         The Government Securities Fund may purchase securities subject to repurchase agreements provided that such securities are U.S. government securities. Repurchase agreements may be entered into only with commercial banks or broker-dealers. Subject to the control of the Board of Trustees, the Adviser will regularly review the financial strength of all parties to repurchase agreements with the Government Securities Fund.

         The Government Securities Fund seeks to maintain a net asset value of $1.00 per share.

         The dollar weighted average maturity of the Government Securities Fund will be 90 days or less and the Government Securities Fund may buy only those instruments that have a remaining maturity of 397 days or less.

         Securities the Government Securities Fund buys must present minimal credit risks and at the time of purchase be rated in the two highest rating categories for short-term securities by any two of the NRSROs or, if they are unrated, be determined by the Board of Trustees to be of comparable quality. Some securities may have third-party guarantees to meet these rating requirements.

         The Adviser seeks to develop an appropriate portfolio by considering the differences among securities of different issuers, yields, maturities and market sectors.

         The Government Securities Fund will purchase only those issues that will enable it to achieve and maintain the highest rating for a mutual fund by two NRSROs. There is no assurance that it will be able to maintain such rating. As a result of this policy, the range of obligations in which the Government Securities Fund can invest is reduced and the yield obtained on such obligations may be less than would be the case if this policy were not in force.

         The Government Securities Fund may change any of its management policies without shareholder approval.

"What are the main risks of investing in the Government Securities Fund?"

         Although the Government Securities Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Government Securities Fund.

         Investment in the Government Securities Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

         Repurchase agreements involve some risk to the Government Securities Fund if the other party does not fulfill its obligations under the agreement.

         The value of money-market instruments tends to fall if prevailing interest rates rise.

         There is no performance chart for the Government Securities Fund because its shares were first offered on November 1, 1999 and none have been outstanding for a full calendar year on the date of this Prospectus.

                           Government Securities Fund
                          Fees and Expenses of the Fund
                                 (Service Shares)

This table describes the fees and expenses that you may pay if you buy and hold Service Shares of the Government Securities Fund.

Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charge (Load)
Imposed on Purchases.........................0.00%
Maximum Deferred Sales Charge (Load).........0.00%
Maximum Sales Charge (Load) Imposed
 on Reinvested Dividends.....................0.00%
Redemption Fees..............................0.00%
Exchange Fees................................0.00%

Annual Fund Operating Expenses (expenses that are deducted from the Fund's assets)

Management Fee .............................0.20%
Distribution (12b-1) Fee....................0.25%
All Other Expenses:
 Administration Fee ...................0.15%
 Other Expenses........................1.40%
 Total All Other Expenses....................1.55%
Total Annual Fund Operating Expenses.........2.00%
Fee Waivers and Expense Reimbursements(1)....1.35%
Net Expenses(1)..............................0.65%

(1) The Administrator has contractually undertaken to waive fees and/or reimburse Fund expenses during the period July 1, 2001 through June 30, 2002 so that total Fund expenses for Service Shares of the Government Securities Fund will not exceed 0.65%.

Example

This Example is intended to help you compare the cost of investing in the Government Securities Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Service Shares of the Government Securities Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

            1 year   3 years   5 years    10 years

            $66(2)    $496      $953       $2,218

(2) Absent fee waivers and reimbursements, 1- year expenses would be $203 and, accordingly, the expenses for 3, 5 and 10 years would be higher as well.

                             Management of the Funds

"How are the Funds managed?"

         STCM Management Company Inc., 380 Madison Avenue, Suite 2300, New York, NY 10017 (the "Adviser") is the investment adviser for each of the Funds. Under the Advisory Agreements, the Adviser provides for investment supervision including supervising continuously the investment program of each Fund and the composition of its portfolio; determining what securities will be purchased or sold by each Fund; arranging for the purchase and the sale of securities held in the portfolio of each Fund; and, at the Adviser's expense, pricing of each Fund's portfolio daily.

         Aquila Management Corporation, 380 Madison Avenue, Suite 2300, New York, NY 10017, the Administrator, is responsible for administrative services, including providing for the maintenance of the headquarters of the Funds, overseeing relationships between the Funds and the service providers to the Funds, maintaining the Funds' books and records and providing other administrative services.

         During the fiscal year ended June 30, 2001, the Cash Fund and the Government Securities Fund each accrued advisory fees (0.20 of 1%) and administration fees (0.15 of 1%) at the total annual rate of 0.35 of 1% of their respective average annual net assets. All of these fees were waived.

Information about the Adviser and the Administrator

      The Adviser has acted as investment adviser for the Cash Fund since 1992 and for the Government Securities Fund since 1999. The Funds' Administrator is founder and Administrator and/or Manager to the Aquilasm Group of Funds, which consists of tax-free municipal bond funds, money-market funds and equity funds. As of September 30, 2001, these funds had aggregate assets of approximately $3.4 billion, of which approximately $1.4 billion consisted of assets of the money market funds. The Administrator, which was founded in 1984, is controlled by Mr. Lacy B. Herrmann, directly, through a trust and through share ownership by his wife.

        The Administrator has contractually undertaken to waive fees and/or reimburse Fund expenses during the period July 1, 2001 through June 30, 2002 so that total Fund expenses for Service Shares of the Cash Fund or the Government Securities Fund will not exceed 0.65%.

         The Administrator has also agreed that it will provide funding to the Adviser as necessary to cover operating expenses and other financial commitments and will make available personnel, office space and equipment support to the Adviser at no charge. As a result of these arrangements, the Adviser currently incurs no costs for salaries, rent or equipment. It is anticipated that these arrangements will remain in place until the Funds achieve sufficient size so that it is no longer necessary for the Adviser to waive its fees or for the Funds' expenses to be reimbursed. If these arrangements are discontinued, the Prospectus will be supplemented. Certain officers of the Administrator are also officers of the Adviser.

                            Net Asset Value per Share

         The net asset value per share for each class of each Fund's shares is determined as of 4:00 p.m. New York time on each day that the New York Stock Exchange and the Custodian are open (a "Business Day") by dividing the value of the net assets of the Fund allocable to the class (i.e., the value of the assets less liabilities) by the total number of shares of that class of the Fund then outstanding. The price at which a purchase or redemption of shares is effected is the net asset value next calculated after your purchase or redemption order is received in proper form.

         The net asset value per share will normally remain constant at $1.00 per share except under extraordinary circumstances. The net asset value per share is based on a valuation of each Fund's investments at amortized cost.

         The New York Stock Exchange is normally not open on the following days:
New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the Exchange may close on other days as well. In addition, the Custodian is not open on Columbus Day and Veterans Day.

                                    Purchases
Opening an Account

     To open a new Service Shares account directly with any Fund, you must send a properly completed New Account Application to PFPC Inc. (the "Agent"). The Funds will not honor redemption of shares purchased by wire payment until a properly completed New Account Application has been received by the Agent. The minimum initial investment is $1,000. Subsequent investments may be in any amount.

         You can make direct investments in Service Shares in any of these three ways:

         1. By Mail. You can make payment by check, money order, Federal Reserve Draft or other negotiable bank draft drawn in United States dollars on a United States commercial or savings bank or credit union (each of which is a "Financial Institution") payable to the order of Capital Cash Management Trust or Capital Cash U.S. Government Securities Trust, as the case may be, and mailed to:

             (Specify the name of the Fund)

         PFPC Inc.
         400 Bellevue Parkway
         Wilmington, DE 19809

         2. By Wire. You can wire Federal Funds (monies credited to a bank's account with a Federal Reserve Bank) to PNC Bank, NA.

         To insure prompt and proper crediting to your account, if you choose this method of payment, you should first telephone the Agent (800-952-6666 toll free) and then instruct your bank to wire funds as indicated below for the appropriate Fund:

  the Cash Fund:

         PNC BANK, NA
         Philadelphia, PA
         ABA No. 0310-0005-3
         Account No. 85-0216-4765
         FFC: Capital Cash Management Trust
         Service Shares

the Government Securities Fund:

         PNC BANK, NA
         Philadelphia, PA
         ABA No. 0310-0005-3
         Account No. 86-1282-3418
         FFC: Capital Cash U.S. Government Securities Trust
         Service Shares

         In addition you should supply:

         Account name and number (if an existing account)

         The name in which the investment is to be registered (if a new account)

         Your bank may impose a charge for wiring funds.

         3. Through Brokers. If you wish, you may invest in the Funds by purchasing shares through registered broker-dealers.

         The Funds impose no sales or service charge on purchases of Service Shares, although financial intermediaries may make reasonable charges to their customers for their services. The services to be provided and the fees therefor are established by each financial intermediary acting independently; financial intermediaries may also determine to establish, as to accounts serviced by them, higher initial or subsequent investment requirements than those required by the Funds. Financial intermediaries are responsible for prompt transmission of orders placed through them.

         Banks may offer an arrangement whereby their customers may invest in Service Shares of any Fund by establishing a "sweep account" with them. A sweep account connects an FDIC-insured checking account with an account with the Funds. When money is transferred out of a checking account for investment in either Fund, it is no longer covered by FDIC insurance. Because of the special arrangements for automated purchases and redemptions of Service Shares that sweep accounts involve, certain options or other features described in this Prospectus (such as alternative purchase and redemption procedures, dividend and distribution arrangements or share certificates) may not be available to persons investing through such accounts. Investments through a sweep account are governed by the terms and conditions of the account (including fees and expenses associated with the account), which are typically set forth in agreements and accompanying disclosure statements used to establish the account. You should review copies of these materials before investing in a Fund through a sweep account.

         If you are not investing through a financial intermediary, you should follow these instructions:

Opening an Account                          Adding to an Account
* Make out a check for                      * Make out a check for
the investment amount                       the investment amount
payable to                                  payable to
the appropriate Fund.                       the appropriate Fund.

* Complete the New Account                   * Fill out the pre-printed
Application which is available              stub attached to each
with the Prospectus or upon                 Fund's confirmations
request indicating the                      or supply the name(s)
features you wish to authorize.             of account owner(s),
                                            the account number and
                                            the name of the Fund.

* Send your check and                       * Send your check and
completed New Account                        account information
Application to your dealer or               to your dealer or
to the Funds' Agent, PFPC                   to the Funds' Agent, PFPC
Inc., or                                    Inc., or

* Wire funds as described above.            * Wire funds as described
                                            above.

         Be sure to supply the name(s) of account owner(s), the account number and the name of the Fund.

         If you make additional investments in Service Shares through an account with a financial intermediary, you will follow the procedures of the financial intermediary, rather than the foregoing.

"Can I transfer funds electronically?"

         You can have funds transferred electronically in amounts of $50 or more from your Financial Institution if it is a member of the Automated Clearing House. You may make investments through two electronic transfer features, "Automatic Investment" and "Telephone Investment."

         * Automatic Investment You can authorize a pre-determined amount to be regularly transferred from your account.

         * Telephone Investment You can make single investments of up to $50,000 by telephone instructions to the Agent.

     Before you can transfer funds electronically, the Agent must have your completed New Account Application authorizing these features. If you initially decide not to choose these conveniences and then later wish to do so, you must complete a Ready Access Features Form which is available from the Distributor or Agent. The Funds may modify or terminate these investment methods or charge a service fee, upon 30 days' written notice to shareholders.

         If you make additional investments in Service Shares through an account with a financial intermediary, the procedures for such investments will be those provided in connection with the account rather than the foregoing.

When Shares are Issued and Dividends are Declared on Them

         The Funds issue shares two ways.

         First Method - ordinary investments. You will be paid dividends starting on the day (whether or not a Business Day) after the first Business Day on which your purchase order has been received in proper form and funds have become available for investment. You will be paid a dividend on the day on which your shares are redeemed.

"When will funds be available so that my order will become effective?"

         The Funds must have payment for your purchase available for investment before 4:00 p.m. New York time on a Business Day for your order to be effective on that Business Day. Your order is effective and you will receive the next determined net asset value per share depending on the method of payment you choose, as follows.

Payment Method             When will an order        When will an order
                           received before           received after
                           4:00 p.m. on a            4:00 p.m. on a
                           Business Day              Business Day
                           be deemed                 be deemed
                           effective?                effective?


By wire in
Federal Funds or
Federal Reserve
Draft.                     That day.                 Next Business Day.

By wire not
in Federal Funds.          4:00 p.m. on the          4:00 p.m. on the
                           Business Day              Business Day
                           converted to              converted to
                           Federal Funds             Federal Funds
                           (normally the             (normally the
                           next Business             next Business
                           Day).                     Day).

By check.                  4:00 p.m. on the          4:00 p.m. on the
                           Business Day              Business Day
                           converted to              converted to
                           Federal Funds             Federal Funds
                           (normally                 (normally
                           two Business              two Business
                           Days for checks           Days for checks
                           on banks in the           on banks in the
                           Federal Reserve           Federal Reserve
                           System, longer            System, longer
                           for other banks).         for other banks).

Automatic
Investment.                The day you specify;
                           if it is not a
                           Business Day, on the
                           next Business Day.

Telephone
Investment.                That day.                 Next Business Day.


         All checks are accepted subject to collection at full face value in United States funds and must be drawn in United States dollars on a United States bank; if not, shares will not be issued. (The Agent will convert wires and checks to Federal Funds as your agent.)

         Second Method- For broker-dealers or banks which have requested that this method be used, to which request a Fund has consented. You will be paid dividends starting on the day on which your purchase order has been received in proper form and funds have become available for investment. You will not be paid a dividend on the day on which your shares are redeemed.

"When will my order be effective under the Second Method?"

         Your purchase order is effective and your funds are deemed available for investment on that day if

     (i) you advise the Agent before 1:00 p.m. New York time on a Business Day of a dollar amount to be invested in the Cash Fund or Government Securities Fund; and

     (ii) Your payment in Federal Funds is received by wire on that day.

         The second investment method is available to prospective investors in shares of a Fund who wish to use it so that the dividends on their shares will commence to be declared on the day the purchase order is effective. Upon written or phone request the Funds will advise you as to the broker-dealers or banks through which such purchases may be made.

         The Agent will maintain records as to which of your shares were purchased under each of the two investment methods set forth above. If you make a redemption request and have purchased shares under both methods, the Agent will, unless you request otherwise, redeem those shares first purchased, regardless of the method under which they were purchased.

     Under each method, shares are issued at the net asset value per share next determined after the purchase order is received in proper form. Under each method, the New Account Application must be properly completed and have been received and accepted by the Agent; the Funds or the Distributor may also reject any purchase order. Under each method, Federal Funds (see above) must either be available to the Funds or the payment thereof must be guaranteed to the Funds so that the Funds can be as fully invested as practicable.

Transfer on Death ("TOD") Registration

         The Funds generally permit "transfer on death" ("TOD") registration of shares purchased directly, so that on the death of the shareholder the shares are transferred to a designated beneficiary or beneficiaries. Ask the Agent or your broker-dealer for the Transfer on Death Registration Request Form. With it you will receive a copy of the TOD Rules of the Aquilasm Group of Funds, which specify how the registration becomes effective and operates. By opening a TOD Account, you agree to be bound by the TOD Rules. TOD registration may not be available if you invest through a financial intermediary.


                            Redeeming Your Investment

         You may redeem some or all of your shares by a request to the Agent. Shares will be redeemed at the next net asset value determined after your request has been received in proper form.

         There is no minimum period for investment in the Funds, except for shares recently purchased by check or by Automatic or Telephone Investment as discussed below.

         If you purchased Service Shares of either Fund through broker-dealers, banks and other financial institutions which serve as shareholders of record you must redeem through those institutions, which are responsible for prompt transmission of redemption requests.

How to Redeem Your Investment

By mail, send instructions to:

PFPC Inc.
Attn: Aquilasm Group of Funds
400 Bellevue Parkway
Wilmington, Delaware 19809

By telephone, call:

800-952-6666 toll-free

By FAX, send instructions to: 302-791-1777

For liquidity and convenience, the Funds offer expedited redemption.

         Expedited Redemption Methods
         (Non-Certificate Shares Only)

         You may request expedited redemption for any shares not issued in certificate form in two ways:

         1. By Telephone. The Agent will accept instructions from anyone by telephone to redeem shares and make payments:

         a) to a Financial Institution account you have previously specified or

         b) by check in the amount of $50,000 or less, mailed to the same name and address (which has been unchanged for the past 30 days) as the account from which you are redeeming. You may only redeem by check via telephone request once in any 7-day period.

                  Telephoning the Agent

                  Whenever you telephone the Agent, please be prepared to supply:

                  account name(s) and number

                  name of the caller

                  the social security number(s) registered to the account

                  personal identification


         Note: Check the accuracy of your confirmation statements immediately. The Funds, the Agent, and the Distributor are not responsible for losses resulting from unauthorized telephone transactions if the Agent follows reasonable procedures designed to verify a caller's identity. The Agent may record calls.

         2. By FAX or Mail. You may request redemption payments to a predesignated Financial Institution account by a letter of instruction sent to the Agent: PFPC Inc., by FAX at 302-791-1777 or by mail to 400 Bellevue Parkway, Wilmington, DE 19809. The letter, signed by the registered shareholder(s) (no signature guarantee is required), must indicate:

                  account name(s),

                  account number,

                  amount to be redeemed,

                  any payment directions.

     To have redemption proceeds sent directly to a Financial Institution account, you must complete the Expedited Redemption section of the New Account Application or a Ready Access Features Form. You will be required to provide (1) details about your Financial Institution account, (2) signature guarantees and
(3) possible additional documentation.

         The name(s) of the shareholder(s) on the Financial Institution account must be identical to those on the Funds' records of your account.

         You may change your designated Financial Institution account at any time by completing and returning a revised Ready Access Features Form.

         3. By Check. The Agent will, upon request, provide you with forms of drafts ("checks") drawn on PNC Bank, NA (the "Bank"). This feature is not available if your shares are represented by certificates. These checks represent a further alternative redemption means and you may make them payable to the order of anyone in any amount of not less than $100. You will be subject to the Bank's rules and regulations governing its checking accounts. If the account is registered in more than one name, each check must be signed by each account holder exactly as the names appear on the account registration, unless expressly stated otherwise on your New Account Application.

         There is no charge for the maintenance of this special check writing privilege or for the clearance of any checks.

         When such a check is presented to the Bank for payment, a sufficient number of full and fractional shares in your account will be redeemed to cover the amount of the check. This check writing redemption procedure enables you to continue receiving dividends on those shares equaling the amount being redeemed by check until such time as the check is actually presented to the Bank for payment.

         Because these checks are paid by redemption of shares in your account, you should be certain that adequate shares are in the account to cover the amount of the check. If insufficient redeemable shares are in the account, the redemption check will be returned marked "insufficient funds." The fact that redemption checks are drafts may also permit a bank in which they are deposited to delay crediting the account in question until that bank has received payment funds for the redemption check. Note: You cannot use checks to redeem shares represented by certificates. If you purchase shares by check, you cannot use checks to redeem them until 15 days after your purchase.

         You may not present checks directly to any branch of the Bank. This does not affect checks used for the payment of bills or cashed at other banks. You may not use checks to redeem the entire balance of your account, since the number of shares in your account changes daily through dividend payments which are automatically reinvested in full and fractional shares. Only expedited redemption to a predesignated bank account or the regular redemption method (see below) may be used when closing your account.

     Multiple Redemption Services. You are not limited in choice of redemption methods but may utilize all available forms. However, when both redemption to a predesignated Financial Institution account and check writing are desired, you must so elect on your New Account Application, or by proper completion of a Ready Access Features Form.

         Regular Redemption Method
         (Certificate and Non-Certificate Shares)

     Certificate Shares. Mail to the Funds' Agent: (1) blank (unsigned) certificates for Service Shares to be redeemed, (2) redemption instructions, and
(3) a stock assignment form.

         To be in "proper form," items (2) and (3) must be signed by the registered shareholder(s) exactly as the account is registered. For a joint account, both shareholder signatures are necessary.

         For your protection, mail certificates separately from signed redemption instructions. We recommend that certificates be sent by registered mail, return receipt requested.

         We may require additional documentation for certain types of shareholders such as corporations, partnerships, trustees or executors, or if redemption is requested by someone other than the shareholder of record. The Agent may require signature guarantees if insufficient documentation is on file.

         We do not require a signature guarantee for redemptions up to $50,000, payable to the record holder(s), and sent to the address of record, except as noted above. In all other cases, signatures must be guaranteed.

         Your signature may be guaranteed by any:

                  member of a national securities exchange

                  U.S. bank or trust company

                  state-chartered savings bank

                  federally chartered savings and loan association

                  foreign bank having a U.S. correspondent bank; or

                  participant in the Securities Transfer Association Medallion Program ("STAMP"), the Stock
                  Exchanges Medallion Program ("SEMP") or the New York Stock Exchange, Inc. Medallion Signature Program ("MSP").

         A notary public is not an acceptable signature guarantor.

         Non-Certificate Shares. You must use the Regular Redemption Method if you have not chosen Expedited Redemption to a predesignated Financial Institution account. To redeem by this method, send a letter of instruction to the Funds' Agent, which includes:

                  Account name(s)

                  Account number

                  Dollar amount or number of shares to be redeemed or a statement that all shares held in the account are to be redeemed

                  Payment instructions (we normally mail redemption proceeds to your address as registered with a Fund)

                  Signature(s) of the registered shareholder(s) and

                  Signature guarantee(s), if required, as indicated above.

"When will I receive the proceeds of my redemption?"

         Redemption proceeds are normally sent, as shown below, to your address of record on the next business day following receipt of your redemption request in proper form. Except as described below, the Funds will send payments within 7 days.

Redemption                 Method of Payment                  Charges

Under $1,000.              Check.                             None.

$1,000 or more.            Check, or, wired                   None.
                           or transferred through
                           the Automated
                           Clearing House to your
                           Financial Institution
                           Account if you requested
                           on your New Account
                           Application or Ready
                           Access Features Form.


Through a broker
/dealer.                   Check or wire, to your             None,
                           broker/dealer.                     although
                                                              your
                                                              broker/dealer
                                                              may charge a
                                                              fee.

         Although the Funds do not currently intend to, either Fund may impose a charge, not exceeding $5.00 per wire redemption, after written notice to shareholders who have elected this redemption procedure. Neither Fund has any present intention of making this charge. Upon 30 days' written notice to shareholders, either Fund may modify or terminate the use of the Automated Clearing House to make redemption payments at any time or charge a service fee, although no such fee is currently contemplated. If any such changes are made, the Prospectus will be supplemented to reflect them. If you use a broker or dealer to arrange for a redemption, you may be charged a fee for this service.

         You can eliminate possible delays by paying for purchased shares with wired funds or Federal Reserve drafts.

         The Funds have the right to postpone payment or suspend redemption rights during certain periods. These periods may occur (i) when the Exchange is closed for other than weekends and holidays, (ii) when the Securities and Exchange Commission (the "SEC") restricts trading on the Exchange, (iii) when the SEC determines an emergency exists which causes disposal of, or determination of the value of, portfolio securities to be unreasonable or impracticable, and (iv) during such other periods as the SEC may permit.

         Payment for redemption by any method (including redemption by check) of Service Shares recently purchased by check (irrespective of whether the check is a regular check or a certified, cashier's or official bank check) or by Automatic Investment or Telephone Investment may be delayed up to 15 days or until (i) the purchase check or Automatic Investment or Telephone Investment has been honored or (ii) the Agent has received assurances by telephone or in writing from the bank on which the purchase check was drawn or from which the funds for Automatic Investment or Telephone Investment were transferred, satisfactory to the Agent and the Fund, that the purchase check or Automatic Investment or Telephone Investment will be honored. Service Shares so purchased within the prior 15 days will not be redeemed under the check writing redemption procedure and a shareholder must not write a check if (i) it will be presented to the Bank for payment within 15 days of a purchase of Service Shares by check and (ii) the redemption check would cause the redemption of some or all of those shares.

         Either Fund can redeem your shares if their value totals less than $500 as a result of redemptions or failure to meet and maintain the minimum investment level under an Automatic Investment Program. Before such a redemption is made, we will send you a notice giving you 60 days to make additional investments to bring your account up to the minimum.

         Redemption proceeds may be paid in whole or in part ("redemption in kind") by distribution of a Fund's portfolio securities in conformity with SEC rules. This method would only be used if the Trustees determine that payments partially or wholly in cash would be detrimental to the best interests of the remaining shareholders.

"Is there an Automatic Withdrawal Plan?"

         Yes, but it is available only for shares purchased directly and not for shares purchased through a financial intermediary. Under an Automatic Withdrawal Plan you can arrange to receive a monthly or quarterly check in a stated amount, not less than $50.

         Distribution Arrangements

Confirmations and Share Certificates

         If you invest in a Fund directly, rather than through a financial intermediary, all purchases of Service Shares will be confirmed and credited to you in an account maintained for you by the Agent in full and fractional shares of the Fund being purchased (rounded to the nearest 1/1000th of a share). Share certificates will not be issued unless you so request from the Agent in writing and declare a need for such certificates, such as a pledge of shares or an estate situation. If certificates are issued at your request, Expedited Redemption will not be available and delay and expense may be incurred if you lose the certificates. No certificates will be issued for fractional shares or to shareholders who have elected the checking account or predesignated bank account methods of withdrawing cash from their accounts. Share certificates may not be available to investors who purchase Service Shares through an account with a financial intermediary.

         The Funds and the Distributor may reject any order for the purchase of shares. In addition, the offering of shares may be suspended at any time and resumed at any time thereafter.

Distribution Plan

         Each Fund has adopted a Distribution Plan under Rule 12b-1 ("Rule 12b-1") under the 1940 Act.

         Rule 12b-1 provides in substance that an investment company may not engage directly or indirectly in financing any activity which is primarily intended to result in the sale of its shares except pursuant to a plan adopted under that rule. A part of each Distribution Plan that relates exclusively to Service Shares provides for payments under agreements by the Fund out of its assets represented by Service Shares to certain designated payees which have rendered assistance in the distribution and/or retention of the Funds' Service Shares or in the servicing of Service Share accounts. The total payments under this part of each Distribution Plan may not exceed 0.25 of 1% of the average annual assets of the Fund represented by Service Shares. Payment is be made only out of the Fund's assets represented by Service Shares.

        Because these distribution fees are paid out of assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

         A payee may pass on a portion of the payments it receives to other financial institutions or service organizations that also render assistance in the distribution, retention and/or servicing of Service Shares.

         Another section of the Distribution Plan of each Fund is designed to protect against any claim against or involving the Fund that some of the expenses which the Fund pays or may pay come within the purview of Rule 12b-1. Another section of the Distribution Plan authorizes Aquila Management Corporation (the "Administrator"), not the Fund, to make payments to a class of entities, including membership organizations and associations of common interest, which render assistance in servicing of shareholder accounts or in consulting or otherwise cooperating as to their members or others in their area of interest at the annual rate of a maximum of 0.10 of 1% of the average annual net assets of the Fund.

Shareholder Services Plan for Service Shares

         Each Fund's Shareholder Services Plan authorizes it to pay a service fee under agreements to certain qualified recipients who have agreed to provide personal services to Service Shares shareholders and/or maintain their accounts. For any fiscal year, such fees may not exceed 0.25 of 1% of the average annual net assets represented by a Fund's Service Shares. Payment is be made only out of the Fund's assets represented by Service Shares.

         A payee may pass on a portion of the payments it receives to other financial institutions or service organizations that also render assistance in the servicing of Service Shares and/or maintenance of Service Share accounts.

Limitation on Payments

         Both the Distribution Plan and Shareholder Services Plan provide that total payments under both plans cannot exceed 0.25 of 1% of the average annual net assets represented by Service Shares.

                                    Dividends

         The Funds will declare all of their net income for dividend purposes daily as dividends. If you redeem all of your shares, you will be credited on the redemption payment date with the amount of all dividends declared for the month through the date of redemption, or through the day preceding the date of redemption in the case of shares issued under the " second " method.

         You will receive monthly a summary of your account, including information as to dividends paid during the month and the shares credited to your account through reinvestment of dividends.

         Dividends paid by each Fund with respect to Service Shares and Original Shares (the Fund's other class of shares) will be calculated in the same manner, at the same time, on the same day, and will be in the same amount except that any class expenses (including any payments made by Service Shares under the Distribution Plan or the Shareholder Services Plan) will be borne exclusively by that class. Dividends on Original Shares are expected generally to be higher than those on Service Shares because expenses allocated to Service Shares will generally be higher.

         Dividends will be taxable to you as ordinary income, even though reinvested. Statements as to the tax status of your dividends will be mailed annually.

         It is possible but unlikely that a Fund may have realized long-term capital gains or losses in a year.

         Dividends of each Fund will automatically be reinvested in full and fractional shares of the same class at net asset value unless you elect otherwise.

         You may choose to have all or any part of the payments for dividends paid in cash. You can elect to have the cash portion of your dividends deposited, without charge, by electronic funds transfers into your account at a financial institution, if it is a member of the Automated Clearing House.

     You can make any of these elections on the New Account Application, by a Ready Access Features Form or by a letter to the Agent. Your election to receive some or all of your dividends in cash will be effective as of the next payment of dividends after it has been received in proper form by the Agent. It will continue in effect until the Agent receives written notification of a change.

     If you do not comply with laws requiring you to furnish taxpayer identification numbers and report dividends, the Funds may be required to impose backup withholding upon payment of redemptions and dividends. The current backup withholding rate is 31%; it will become 30% for payments made after January 1, 2002.

                          Capital Cash Management Trust
                                 Service Shares
                              Financial Highlights
                  (For a share outstanding throughout each period)

         The financial highlights table is intended to help you understand the Fund's financial performance for the past two years.
Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in Service Shares of the Government Securities Fund (assuming reinvestment of all dividends and distributions). No information for Service Shares of the Cash Fund is presented because none have been issued. This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, is included in the annual report, is incorporated by reference into the SAI and is available upon request.

                       Government
                     Securities Fund
                     Service Shares
                      Year Ended           Period Ended
                       6/30/01             6/30/00(1)

Net Asset Value,
 Beginning
 of Period.........     $1.0000            $1.0000
Income from
Investment Operations:
 Net investment
 income............      0.0516            0.01610
Less Distributions:
 Dividends from net
 investment income.     (0.0516)          (0.0161)
Net Asset Value,
End of Period......     $1.0000           $1.0000
Total Return             5.28%       .      1.62%
Ratios/Supplemental
Data
 Net Assets, End of Period
 (in thousands)..        $4,352            $1,688
Ratio of Expenses
 to Average Net
 Assets    ........       0.59%             0.68
Ratio of Net Investment
 Income to Average
 Net Assets  ......       4.70%             5.30%

The expense and net investment income ratios without the effect of the Adviser's and Administrator's voluntary waiver of fees and the Administrator's expense reimbursement were:

  Ratio of Expenses
   to Average Net
   Assets   .......       1.86%             1.24%
  Ratio of Net Investment
   Income(Loss) to
   Average Net
   Assets   .......       3.43%             4.73%

The expense ratios after giving effect to the waivers, expense reimbursement and expense offset for uninvested cash balances were:

Ratio of Expenses to
  Average Net
  Assets               .  0.44%             0.65%



(1) For the period March 16, 2000 (commencement of operations) through June 30, 2000.

+  Not annualized.

*  Annualized

     Unaudited: The "current yield" for the seven days ended June 30, 2001 for Cash Fund Original Shares and Government Securities Fund Service Shares was 3.47% and 3.43% respectively, and its "compounded effective yield" for that period was 3.53% and 3.49% respectively. Current yield is net income over a stated seven-day period annualized, and is shown as a percentage. Effective yield is calculated similarly, but, when annualized, the income earned is assumed to be reinvested, which gives effect to compounding.

[Inside Back Cover]


ADMINISTRATOR
Aquila Management Corporation
380 Madison Avenue, Suite 2300
New York, New York 10017

INVESTMENT ADVISER
STCM Management Company Inc.
380 Madison Avenue, Suite 2300
New York, New York 10017

DISTRIBUTOR
Aquila Distributors, Inc.
380 Madison Avenue, Suite 2300
New York, New York 10017

TRUSTEES
Lacy B. Herrmann, Chairman
Theodore T. Mason, Vice Chairman
Paul Y. Clinton
Diana P. Herrmann
Anne J. Mills
Cornelius T. Ryan
J. William Weeks

OFFICERS
Lacy B. Herrmann, President
Charles E. Childs, III, Senior Vice President
Diana P. Herrmann, Vice President
John M. Herndon, Vice President & Assistant Secretary
Rose F. Marotta, Chief Financial Officer
Joseph P. DiMaggio, Treasurer
Edward M.W. Hines, Secretary

TRANSFER AND SHAREHOLDER SERVICING AGENT
PFPC Inc.
400 Bellevue Parkway
Wilmington, Delaware 19809

CUSTODIAN
Bank One Trust Company, N.A.
100 East Broad Street
Columbus, Ohio 43271

INDEPENDENT AUDITORS KPMG LLP
757 Third Avenue
New York, New York 10017

COUNSEL
Hollyer Brady Smith & Hines LLP
551 Fifth Avenue
New York, New York 10176

Back Cover

This Prospectus concisely states information about the Funds that you should know before investing. A Statement of Additional Information about the Funds (the "SAI") has been filed with the Securities and Exchange Commission. The SAI contains information about the Funds and their management not included in this Prospectus. The SAI is incorporated by reference in its entirety in this Prospectus. Only when you have read both this Prospectus and the SAI are all material facts about the Funds available to you.

You can get additional information about the Funds' investments in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year. You can get the SAI and the Funds' annual and semi-annual reports without charge, upon request by calling 800-952-6666 (toll free).

In addition, you can review and copy information about the Funds (including the SAI) at the Public Reference Room of the SEC in Washington, D.C. Information on the operation of the SEC's Public Reference Room is available by calling 1-202-942-8090. Reports and other information about the Funds are also available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of this information can be obtained, for a duplicating fee, by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

This Prospectus should be read and retained for future reference



         The file number under which the Trust is registered with the SEC under the Investment Company Act of 1940 is 811-2481

         Capital Cash Management Trust

         Capital Cash Management Trust
         Capital Cash U.S. Government Securities Trust

         A cash management
         investment

         [LOGO]

         PROSPECTUS

         Service Shares


         To receive a free copy of the SAI, the annual or the semi-annual report, which includes information about both of the Funds, or other information about the Funds, or to make shareholder inquiries, call:

                    the Funds' Shareholder Servicing Agent at
                             800-952-6666 toll free

                              or you can write to:

                                    PFPC Inc.
                              400 Bellevue Parkway
                              Wilmington, DE 19809

                  For general inquiries and yield information,
                       call 800-228-7496 or 212-697-6666

         This Prospectus should be read and retained for future reference